Reverse Recapitalization (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reverse Recapitalization [Abstract]
Schedule of Common Stock Issued and Outstanding Reverse Recapitalization	The following table presents the number of the Company’s common stock issued and outstanding immediately following the reverse recapitalization:
Common Stock
Lakeshore’s shares outstanding prior to reverse recapitalization	2,241,500
Shares issued to private rights	35,150
Conversion of the Lakeshore’s public shares and rights	790,097
Shares issued to service providers	801,539
Bonus shares issued to investors	166,000
Conversion of NMI’s shares into the Company’s ordinary shares	22,272,478
Total shares outstanding	26,306,764
The following table presents the number of the Company’s common stock issued and outstanding immediately following the Reverse Recapitalization:
Common Stock
The Company’s shares outstanding prior to Reverse Recapitalization	2,241,500
Shares issued to private rights	35,150
Conversion of the Company’s public shares and rights	790,097
Shares issued to service providers	801,539
Bonus shares issued to investors	166,000
Conversion of Nature’s Miracle’s shares into the Company’s ordinary shares	22,272,478
Total shares outstanding	26,306,764

Schedule of Reverse Recapitalization	The following table reconcile the elements of the reverse recapitalization to the unaudited condensed consolidated statements of cash flows and the changes in shareholders’ equity (deficit):
As of March 11, 2024
Funds held in Lakeshore’s trust account	$15,067,702
Funds held in Lakeshore’s operating cash account	198
Less: amount paid to redeem public shares of Lakeshore’s ordinary shares	(13,947,723)
Proceeds from the reverse recapitalization	1,120,177
Less: payments of transaction costs incurred by Lakeshore	(1,044,980)
Less: repayments of promissory note – related party of Lakeshore’	(75,000)
Less: notes assumed from Lakeshore	(555,000)
Less: liability assumed from Lakeshore	(1,547,814)
Less: transaction costs paid by NMI	(1,100,857)
Add: receivable assumed from Lakeshore	500,000
Net liabilities assumed from issuance of common stock upon the Merger, balance classified to retained deficit	$(2,703,474)